New and amended standards and interpretations (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New and amended standards and interpretations
Further, at the date of authorization of these financial statements, On has not applied the following new and revised IFRS Standards that have been issued by the IASB but are not yet effective:

Description	Standard Reference	IASB Effective Date

Contracts Referencing Nature-dependent Electricity	Amendments to IFRS 8 and IFRS 7	January 1, 2026
Amendments to the Classification and Measurement of Financial Instruments	Amendments to IFRS 9 and IFRS 7	January 1, 2026
Presentation and Disclosure in Financial Statements	IFRS 18	January 1, 2027
Subsidiaries without Public Accountability: Disclosures	IFRS 19	January 1, 2027